EQUIPMENT (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 2,076,710	$ 718,884		$ 88,758
Accumulated depreciation	(1,435,419)	(37,532)		(51,029)
Property and equipment, net	$ 641,291	$ 681,352		37,729
Canfield [Member]
Property and equipment, gross				139,333	$ 151,534
Accumulated depreciation				(95,488)	(92,907)
Property and equipment, net				43,845	58,627
Copa Di Vino Corporation [Member]
Property and equipment, gross			$ 894,938	1,017,352	1,180,262
Accumulated depreciation			(1,821,771)	(1,693,479)	(1,520,132)
Property and equipment, net			921,036	1,037,151	1,185,348
Office Equipment [Member]
Property and equipment, gross				2,934	2,934
Vehicles [Member]
Property and equipment, gross				70,208	70,208
Wheelchair rental pool [Member]
Property and equipment, gross				66,191	78,392
Leasehold Improvements [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross			1,005,673	1,005,673	1,003,697
Machinery and Equipment [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross			1,487,063	1,486,213	1,479,139
Tank [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross			169,223	164,195	164,195
Furniture and Fixtures [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross			54,750	54,750	53,363
Gross [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross			2,716,709	2,710,831	2,700,394
Construction in Progress [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross			$ 26,098	$ 19,799	$ 5,086